ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF LEGAL ENTITIES CONTROLLED BY ILA AFTER THE REORGANIZATION

Below is a summary of legal entities controlled by ILA after the reorganization.

	Date of	Place of
Legal Entity	incorporation	incorporation	Principal activities
Intelligent Living Application Group Inc.	July 17, 2019	Cayman Islands	Holding company

Intelligent Living Application Group Limited	March 19, 2014	BVI	Intermediate holding company

Kambo Locksets Limited	March 26, 2014	Hong Kong, PRC	Sale of door locksets to US and Canadian market

Kambo Hardware Limited	February 25, 2015	Hong Kong, PRC	Sale of locksets and related hardware to other markets

Bamberg (HK) Limited	June 24, 2016	Hong Kong, PRC	Sale of self-branded door locksets

Hing Fat Industrial Limited	March 23, 2009	Hong Kong, PRC	Designs door locksets; holding company of Dongguan Xingfa

Dongguan Xingfa Hardware Products Co., Ltd.	August 6, 1993	The People Republic of China (the “PRC”)	Manufactures door locksets